SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
ACCOUNTING POLICY
Reportable segments
We determine our reportable segments based on, among other things, how our chief operating decision maker, the Chief Executive Officer and Chief Financial Officer of RCI, regularly review our operations and performance. They review adjusted EBITDA as the key measure of profit for the purpose of assessing performance of each segment and to make decisions about the allocation of resources, as they believe adjusted EBITDA reflects segment and consolidated profitability. Adjusted EBITDA is defined as income before depreciation and amortization; (gain) loss on disposition of property, plant and equipment; restructuring, acquisition and other; finance costs; other expense (income); and income tax expense.

We follow the same accounting policies for our segments as those described in the notes to our consolidated financial statements. We account for transactions between reportable segments in the same way we account for transactions with external parties, but eliminate them on consolidation.

JUDGMENTS
We make significant judgments in determining our operating segments and in determining the appropriate allocation of shared costs between our segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by our chief operating decision maker to make decisions about resources to be allocated and assess component performance, and for which discrete financial information is available.

REPORTABLE SEGMENTS
Our reportable segments are Wireless, Cable, and Media (see note 1). All three segments operate substantially in Canada. Corporate items and eliminations include our interests in businesses that are not reportable operating segments, corporate administrative functions, and eliminations of inter-segment revenue and costs. Effective July 2025, TSC was transferred from the Media segment to Corporate Items, consistent with changes to its management structure. Comparative results have been recast to reflect this change, with no impact on consolidated results. Segment results include items directly attributable to a segment as well as those that have been allocated on a reasonable basis.

INFORMATION BY SEGMENT

Year ended December 31, 2025	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue from external customers		10,603	7,800	2,997	312	21,712
Revenue from internal customers		112	68	291	(471)	—
Total revenue	6	10,715	7,868	3,288	(159)	21,712
Operating costs	7	5,351	3,283	3,047	211	11,892

Adjusted EBITDA		5,364	4,585	241	(370)	9,820

Depreciation and amortization	8, 9, 10					4,802
Restructuring, acquisition and other	11					439
Finance costs	12					2,043
Gain on disposition of data centres	3					(69)
Other income	13					(5,021)

Income before income tax expense						7,626

Capital expenditures	8	1,471	1,803	206	227	3,707
Goodwill	10	1,634	13,617	4,781	—	20,032

Year ended December 31, 2024	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue from external customers		10,528	7,801	1,973	302	20,604
Revenue from internal customers		67	75	269	(411)	—
Total revenue	6	10,595	7,876	2,242	(109)	20,604
Operating costs	7	5,283	3,358	2,154	192	10,987

Adjusted EBITDA		5,312	4,518	88	(301)	9,617

Depreciation and amortization	8, 9, 10					4,616
Restructuring, acquisition and other	11					406
Finance costs	12					2,295
Other income	13					(6)

Income before income tax expense						2,306

Capital expenditures	8	1,596	1,939	259	247	4,041
Goodwill	10	1,634	13,677	969	—	16,280